Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
- Premises and Equipment

The components of premises and equipment at
December
31,
2018
and
2017
are as follows (in thousands):

	2018	2017
Land and land improvements	$298	$299
Buildings	1,456	1,316
Leasehold improvements	439	436
Furniture, fixtures and equipment	1,311	1,180
	3,504	3,231
Accumulated depreciation	(1,446)	(1,243)
Premises and equipment, net	$2,058	$1,988

Depreciation expense for the years ended
December 31, 2018
and
2017
amounted to approximately
$202,000
and
$192,000,
respectively.

The Company leases its office at
501
Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment. Lease expense was
$165,000
and
$151,000
for the years ended
December 31, 2018
and
2017,
respectively.